ANCHOR
                                  RESOURCE AND
                                   COMMODITY
                                     TRUST


                      -----------------------------------

                               SEMI-ANNUAL REPORT

                      -----------------------------------



                                 JUNE 30, 2000
                                  (Unaudited)

                      Anchor Resource and Commodity Trust

    Comparison of the Change in Value of a $10,000 Investment in the Anchor
            Resource and Commodity Trust and the Dow Commodity Index




                               [GRAPHIC OMITTED]




                   -----------------------------------------
                       Anchor Resource and Commodity Trust
                           Average Annual Total Return
                   =========================================

                      Six Months*      1 Year       5 Year
                      0.91%           (16.01%)     (5.09%)
                   =========================================


    *Not Annualized for the period from December 31, 1999 to June 30, 2000.




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


                      Anchor Resource and Commodity Trust

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000
                                   (Unaudited)


Assets:
Investments at quoted market value (cost $128,147;
 see Schedule of Investments, Notes 1, 2, & 5).......   $  128,147
Cash ................................................        2,532
Interest receivable..................................        1,609
                                                        -----------
    Total assets.....................................      132,288
                                                        -----------
Liabilities:
Accrued expenses and other liabilities (Note 3 ).....       19,264
                                                        -----------
    Total liabilities................................       19,264
                                                        -----------
Net Assets:
Capital stock (unlimited shares authorized at $1.00
 par value, amount paid in on 17,065 shares
 outstanding)(Note 1)................................    3,897,931
Accumulated undistributed net investment income
 (Note 1)............................................     (730,141)
Accumulated realized loss from security transactions,
 net (Note 1)........................................   (3,054,766)
Net unrealized depreciation in value of investments
 (Note 2)............................................            0
                                                        -----------
    Net assets (equivalent to $6.62 per share, based on
     17,065 capital shares outstanding)..............   $  113,024
                                                        ===========


   The accompanying notes are an integral part of these financial statements.

                      Anchor Resource and Commodity Trust

                            STATEMENT OF OPERATIONS
                                 JUNE 30, 2000
                                  (Unaudited)


Income:
 Dividend Income.....................................   $    899
 Interest............................................      9,493
                                                        -----------
    Total income.....................................     10,392
                                                        -----------
Expenses:
 Management fees, net (Note 3)Legal fees.............      1,505
 Legal fees..........................................          0
 Pricing and bookkeeping fees .......................          0
 Transfer fees (Note 4)..............................          0
 Audit and accounting fees...........................          0
 Custodian fees......................................          0
 Other expenses (Note 4).............................     10,200
                                                        -----------
    Total expenses...................................     11,705
                                                        -----------
Net investment loss..................................     (1,313)
                                                        -----------
Realized and unrealized loss on investments:
  Realized loss on investments-net...................     151,233
  Decrease in net unrealized appreciation in
   investments.......................................    (174,141)
                                                        -----------
    Net loss on investments..........................     (22,908)
                                                        -----------
Net decrease in net assets resulting from operations. $   (24,221)
                                                        ===========


   The accompanying notes are an integral part of these financial statements.


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

                      Anchor Resource and Commodity Trust

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            Six Months
                                              Ended       Year Ended
                                          June 30, 2000   December 31,
                                           (Unaudited)       1999
                                          -------------  --------------
From operations:
 Net investment (loss) income............ $   (1,313)    $  (118,937)
 Realized loss on investments, net.......    151,233      (1,059,269)
  Decrease in net unrealized
  appreciation in investments............   (174,141)        985,934
                                          -------------  --------------
    Net decrease in net assets
     resulting from operations...........    (24,221)       (192,272)
                                          ------------   --------------
Distributions to shareholders:
  From net investment income ............     --               --
  From net realized gain on investments..     --               --
                                          ------------  -----------
    Total distributions to shareholders..     --               --
                                          ------------  -----------

From capital share transactions:

                        Number of Shares
                         2000      1999
                       --------- ---------
Proceeds from
 Sale of shares......... 15,565    14,057     100,083       98,450
Net Assets received
from acquisition
of Anchor Strategic
Assets Trust............  --      399,227          --    2,659,202
Shares issued to share-
 holders in
 distributions
 reinvested...........    --          --           --          --
Cost of shares
redeemed..............  (245,914) (283,845) (1,585,206) (1,864,548)
                       ---------- --------- ----------- -----------
Decrease in net
 assets resulting
 from capital
 share transactions...  (230,349) (969,503) (1,485,123)    893,104
                       ========== ========= ------------ -----------

Net decrease in net assets...............   (1,509,344)     700,832
Net assets:
  Beginning of period....................    1,622,368      921,535
                                           ------------  -----------
  End of period (including undistributed
   net investment income of $(730,141)and
   $(728,828), respectively).............   $  113,024    1,622,367
                                           ============  ===========

   The accompanying notes are an integral part of these financial statements.



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

                      Anchor Resource and Commodity Trust

                       SELECTED PER SHARE DATA AND RATIOS

                          Six
                         Months
                          Ended
                        June 30,
                          2000             Year Ended December 31,
                       (Unaudited)   1999      1998       1997       1996
                       ----------------------------------------------------
Investment income......$315.38      $0.64      $1.97      $0.22     $0.15
Expenses, net.......... 355.22       3.68       1.25       0.13      0.09
                       ----------------------------------------------------
Net investment income
(loss).................(39.84)     (3.02)      0.72       0.09      0.06
Net realized and un-
 realized (loss)gain on
 investments..........  39.90       1.77      (2.09)     (0.71)     1.08
Distributions to
 shareholders:
   From net investment
    income............   --         --        (0.65 )     --        --
   From net realized
    gain on invest-
    ments..............  --         --         --         --        --
                       ----------------------------------------------------
Net increase (decrease)
 in net asset value....   0.06      (1.25)     (2.02)     (0.62)     1.14
Net asset value:
 Beginning of period...   6.56       7.81       9.83      10.45      9.31
                       ----------------------------------------------------
 End of period.........  $6.62      $6.56      $7.81      $9.83    $10.45
                       ====================================================

Total Return...........   0.91%    (16.01%)   (14.99%)    (5.93%)   12.24%
Ratio of expenses to
 average net assets....   5.90%      4.09%      1.50%      1.13%     1.10%
Ratio of net
 investment in-
 come (loss) to
 average net assets....  (0.66)%    (3.37%)     0.86%      0.89%     0.85%
Portfolio turnover.....   0.00       1.58       0.49       0.09      0.20
Average commission
rate paid..............   0.0406     0.0325     0.0633     0.0575    0.0752
Number of shares out-
 standing at end of
 period................  17,065    247,414    117,975   1,087,478  1,106,994




   The accompanying notes are an integral part of these financial statements.


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

                      Anchor Resource and Commodity Trust

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (Unaudited)

                                                           Value
Quantity                                                 (Note 1)
--------                                                 --------
UNITED STATES TREASURY BILLS - 113.38%
 $130,000 Treasury Bill, 4.9% yield, maturing 07/13/00
   (at cost) ...........................................   128,147
                                                         ----------
          Total investments (cost $128,147)..............  128,147
                                                         ----------
CASH & OTHER ASSETS, LESS LIABILITIES - (13.38)%........   (15,123)
                                                         ----------
         Total Net Assets............................... $ 113,024
                                                         ==========








   The accompanying notes are an integral part of these financial statements.

                      Anchor Resource and Commodity Trust

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (Unaudited)


1. Significant accounting policies:

   Anchor Resource and Commodity Trust (the "Trust"), a Massachusetts business trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value.

    Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.

   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency gains increasing net investment income, resulted in a net increase in undistributed net investment income and an increase in accumulated realized loss from security transactions. This reclassification had no affect on net assets.

                      Anchor Resource and Commodity Trust

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (Unaudited)

                                   (Continued)

   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:

    A. Market value of investment securities, other assets and liabilities at the 12:00 noon Eastern Time rate of exchange at the balance sheet date.
    B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).

      The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. Tax basis of investments:
   At June 30, 2000, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $0. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $0. Net unrealized depreciation in investments at June 30, 2000 was $0.

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2000, investment advisory fees of $146 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.

                      Anchor Resource and Commodity Trust

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (Unaudited)

                                  (Continued)

4. Certain transactions:

   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000.

   Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $3,794 in brokerage commissions during the six months ended June 30, 2000.
   At meetings of the Board of Trustees on December 3, 1999 and March 8, 2000, after discussions with the Trust's investment adviser, independent accountant, counsel and administrator, the Board determined that the continued operation of the Trust was not economically feasible or in the best interests of the Trust or its shareholders. After careful consideration of various alternatives, the full Board concluded that a prompt liquidation of the Trust was the alternative that was in the best interests of the shareholders of the Trust. The Board then unanimously approved the Plan of Liquidation and Dissolution of the Trust and directed that it be submitted to the Trust's shareholders for consideration. In approving the Plan of Liquidation and Dissolution, the Board considered the impact of the withdrawal of the Trust's largest shareholder on the asset base of the Trust and the subsequent impact on the Trust's expense ratio. The Trustees approved and ratified the creation of a reserve fund in the amount of $30,038 for the purpose of satisfying any and all reasonable costs and expenses which may be incurred by the Trust in liquidating its assets.

5. Purchases and sales:

   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2000 were:

    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities.........................   $        --
      Other investments.>......................       967,578
                                                  -------------
                                                  $   967,578
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities.........................   $   839,431
      Other investments........................     1,137,598
                                                  -------------
                                                  $ 1,977,029
                                                  =============




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

                      Anchor Resource and Commodity Trust


                             OFFICERS AND TRUSTEES


Ernie Butler                           Trustee
President, I.E. Butler Securities

Spencer H. Le Menager                  Trustee
President, Equity Inc.

David W.C. Putnam                      Chairman
President, F.L. Putnam                 and Trustee
Investment Management Company

J. Stephen Putnam                      Vice President
President, Robert Thomas Securities    and Treasurer

David Y. Williams                      President, Secretary
President and Director, Meeschaert     and Trustee
& Co., Inc.,; President and Director,
Anchor Investment Management Corporation

                      Anchor Resource and Commodity Trust


                               INVESTMENT ADVISER
                    Anchor Investment Management Corporation
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                        ADMINISTRATOR AND TRANSFER AGENT
                       Cardinal Investment Services, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                 LEGAL COUNSEL
                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222



  This report is submitted for the general information of shareholders of the Anchor Resource and Commodity Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Trust. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.



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